FAIR VALUE MEASUREMENTS - Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jan. 19, 2022 $ / shares	Dec. 31, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, conversion price (in dollars per share) | $ / shares					$ 8
Losses on exchange or disposal of property, plant and equipment	$ (13,057)	$ (17)	$ (13,057)	$ (17)
Impairment of goodwill and other intangibles	790,753	0	790,753	0
Impairment of digital assets	150,213	0	204,198	0
Gain (loss) from sales of digital assets	11,808	$ (16)	13,971	$ 14
Notes payable	726,554		726,554			$ 557,007
Level 3 | Valuation Technique, Discounted Cash Flow | Estimate of Fair Value Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	350,300		350,300			184,700
Level 3 | Valuation Technique, Discounted Cash Flow | Principal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notes payable	$ 343,400		$ 343,400			$ 171,200
Secured Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value	2		2
Convertible debt, valuation technique, stock appreciation percentage	60.00%		60.00%
Convertible debt, conversion price, percentage of financing price	80.00%		80.00%
Other Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value	1		1
Convertible debt, conversion price, percentage of financing price	80.00%		80.00%
Convertible debt, valuation technique, stock depreciation percentage	20		20
Convertible Notes Mature In April 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt, conversion price, percentage of financing price					80.00%
Convertible debt, conversion price (in dollars per share) | $ / shares					$ 8